CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of income/(loss) tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of income/(loss) tax expense [Line Items]
Total current tax expense, net	$ (3,801)	$ 72,647	$ 78,075
Deferred tax expense, net, total	(546,387)	(126,344)	(4,196)
Income/(loss) tax expense	(550,188)	(53,697)	73,879
Foreign countries [member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of income/(loss) tax expense [Line Items]
Total current tax expense, net	4,232	76,806	65,850
Deferred tax expense, net, total	235,963	37,294	58,271
Country of domicile [member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of income/(loss) tax expense [Line Items]
Total current tax expense, net	(8,033)	(4,159)	12,225
Deferred tax expense, net, total	$ (782,350)	$ (163,638)	$ (62,467)